Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Common Class A [Member] - Pipe Two Investors [Member]	Jul. 30, 2021 USD ($) shares
Subsequent Event [Line Items]
Common stock shares subscribed but unissued | shares	3,231,250
Common stock value subscriptions | $	$ 32,312,500